Organization and Nature of Business (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 21, 2024	Oct. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Cash balance					$ 2,624,730	$ 57,670	$ 4,238,988
Net proceeds					$ 7,293,651
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds			$ 2,700,000
Underwritten Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from share issuance				$ 5,700,000
Number of shares issued				1,247,092
Exercise price of warrant	$ 4.16			$ 4.16
Underwritten Public Offering [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from share issuance	$ 4,900,000
Number of shares issued	1,507,139
Warrants to purhcase common stock	1,507,139			1,507,139
Offering price per share	$ 3.782			$ 3.782
Warrants term	5 years			5 years
Exercise price of warrant	$ 4.16			$ 4.16
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Offering price per share	$ 3.782			$ 3.782
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from share issuance		$ 750,000
Number of shares issued		218,382